Related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Purchase of goods	¥ 373,864	¥ 414,809	¥ 1,935,511
Purchase of services	838,609	696,987	1,124,708
Provision of services	17,689	21,416	31,345
Amounts due from related parties (current and non current)	553,502	670,187
Amounts due to related parties	150,373
Due to Related Parties		151,736
Prepayment to purchase of goods	60,242	27,459
Deposits	¥ 562,916	550,587
Dividend income		¥ 19,919
VipFubon [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)	4.90%	4.95%
Deposits	¥ 409,051	¥ 516,359
Gansu Shan Shan [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)	3.45%	3.85%
Gansu Shan Shan [Member] | Interest Bearing Loans [Member]
Related Party Transaction [Line Items]
Amounts due from related parties (current and non current)	¥ 84,209	¥ 106,450
Shan Shan Outlets [Member]
Related Party Transaction [Line Items]
Due to Related Parties	43,700	5,000
Related Party [Member]
Related Party Transaction [Line Items]
Sales of product	73,608	90,405	85,718
Interest income	24,011	31,753	¥ 6,490
Related Party [Member] | Payables For Purchases Of Goods And Other Services [Member]
Related Party Transaction [Line Items]
Related party payables	¥ 106,673	¥ 146,736